EARNINGS PER SHARE (Schedule of Earnings per Share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
EARNINGS PER SHARE
Net income attributable to Fortuna shareholders	$ 128,735	$ (50,836)
Weighted average number of shares (000's)	308,885	295,067
Earnings per share - basic	$ 0.42	$ (0.17)
Diluted net income for the period	$ 128,735	$ (50,836)
Incremental shares from dilutive potential shares	1,862
Weighted average diluted number of shares (000's)	310,747	295,067
Earnings per share - diluted	$ 0.41	$ (0.17)